Contents of Significant Accounts - Details of Distribution (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 9,765,155	$ 6,916,105	$ 8,557,023
Cash dividends	$ 1.60	$ 0.75
Legal Reserve [Member]
Disclosure of equity [Line Items]
Appropriation of earnings	$ 3,197,890	$ 963,947
Special Reserve [member]
Disclosure of equity [Line Items]
Appropriation of earnings	(2,857,666)	(3,491,626)
Cash dividends [member]
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 19,875,842	$ 9,765,155